Ordinary Shares and Treasury Stock (Details) $ / shares in Units, ¥ in Thousands				12 Months Ended
	Feb. 16, 2023 USD ($) shares	Jan. 27, 2023 USD ($) shares	Feb. 09, 2022 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 shares	Jan. 01, 2022 shares
Ordinary Shares and Treasury Stock [Line Items]
Share capital (in Dollars) | $			$ 50,000,000
Ordinary shares, issued		700,000,000
Net proceeds (in Dollars) | ¥						¥ 235,462
Net proceeds for exercised (in Dollars) | ¥						¥ 9,984
Repurchase payment (in Dollars) | $				$ 20,000	$ 20,000		$ 20,000
Shares repurchased				7,622,283	4,681,353
Re-issued treasury stock				13,218,306
Aforementioned Share Repurchase Programs [Member]
Ordinary Shares and Treasury Stock [Line Items]
Number of shares repurchased				14,862,786
Repurchase average price per share (in Dollars per share) | $ / shares				$ 1.3
Restricted Stock [Member]
Ordinary Shares and Treasury Stock [Line Items]
Unvested restricted shares								6,755,330	75,000
ADS [Member]
Ordinary Shares and Treasury Stock [Line Items]
Cancelled shares					9
Class A Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Shares authorized				430,000,000	430,000,000
Ordinary shares, issued		430,000,000		119,595,046	119,595,046
Class A Ordinary Shares [Member] | Aforementioned Share Repurchase Programs [Member]
Ordinary Shares and Treasury Stock [Line Items]
Repurchase average price per share (in Dollars per share) | $ / shares				$ 3.9
Number of shares repurchased amount (in Dollars) | $				$ 19,105
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Share allotted and issued						9,750,000	9,750,000
Net proceeds (in Dollars) | ¥						¥ 7
Exercised shares						382,188	382,188
Net proceeds for exercised (in Dollars) | ¥
Class B Ordinary [Member]
Ordinary Shares and Treasury Stock [Line Items]
Shares authorized				70,000,000	70,000,000
Ordinary shares, issued				49,859,049	49,859,049
Class B Ordinary [Member] | Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Share allotted and issued
Net proceeds (in Dollars) | ¥
Exercised shares
Net proceeds for exercised (in Dollars) | ¥
Class B Ordinary [Member] | Restricted Stock [Member]
Ordinary Shares and Treasury Stock [Line Items]
Unvested restricted shares		10
Class B Ordinary [Member] | Mr. Peng Li [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued		49,859,049
Founder [Member] | Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Shares authorized			500,000,000
Ordinary shares, issued		1
IPO [Member]
Ordinary Shares and Treasury Stock [Line Items]
Share capital (in Dollars) | $		$ 70,000
Ordinary shares, issued		200,000,000
IPO [Member] | ADS [Member]
Ordinary Shares and Treasury Stock [Line Items]
Share allotted and issued				3,250,000
Number of issued per unit				1
Net proceeds (in Dollars) | $				$ 37,172
IPO [Member] | Class A Ordinary Shares [Member]
Ordinary Shares and Treasury Stock [Line Items]
Exercised shares					3,835,647
IPO [Member] | Class B Ordinary [Member]
Ordinary Shares and Treasury Stock [Line Items]
Ordinary shares, issued		70,000,000
Underwriters [Member] | ADS [Member]
Ordinary Shares and Treasury Stock [Line Items]
Exercised shares	127,396
Net proceeds for exercised (in Dollars) | $	$ 1,457